Leases	12 Months Ended
Dec. 31, 2021
Leases [Abstract]
Leases
19.	Leases

The Group has leased office and store premises under operating lease agreements for the periods from 2021 to 2025. As of December 31, 2021 the Group had no long-term leases that were classified as a financing lease.

For the year ended December 31, 2021, the lease expense is as follow:

Year ended December 31, 2021
RMB
Operating lease expense	43,260
Short-term lease expense	57,180
Total lease expense	100,440

The Group recorded operating lease expenses of RMB83,093 and RMB87,681 for the years ended December 31, 2019 and 2020 prior to the adoption of the lease ASUs, which were charged to the consolidated statements of operations and comprehensive loss when incurred.

Supplemental consolidated balance sheet information related to leases was as follows:

As of December 31, 2021
Operating lease:	RMB
Operating leases right-of-use assets	69,612
Current portion of lease liabilities	35,948
Non-current portion of lease liabilities	34,501
Total operating lease liabilities	70,449
Weighted-average remaining lease term (in years) – operating leases	2.18
Weighted-average discount rate – operating leases	5.64%

As of December 31, 2021, future minimum lease payments under non-cancellable operating lease agreements for which the Group has recognized operating lease right-of-use assets and liabilities are as follows:

Years ending	RMB

2022	38,480
2023	27,580
2024	7,981
2025	587
Total undiscounted cash flows	74,628
Less: imputed interest	4,179
Total	70,449

Lease liabilities due within one year	35,948
Lease liabilities due after one year	34,501

Short-term lease commitment:
2022	37,050